Available-for-sale securities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Jul. 29, 2015	Dec. 31, 2014
Available-for-sale Securities	$ 181,164,778
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	44,621,498
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax	$ 178,485,994		$ 0
Nationa Equities Exchange And Quotations [Member] | Shanghai Yimeng [Member]
Percentage Of Ownership Interest		10.34%